OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes fractionation facilities and related infrastructure, and a liquefied propane export facility on Canada's West Coast. In addition, all NGL transported along the Alliance Pipeline are extracted through the Pembina operated Channahon Facility at the terminus. These facilities provide Pembina's customers with natural gas and NGL services that are fully accessible to Pembina's other strategically located assets and pipeline systems. The Facilities segment also includes a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products, commodity arbitrage, and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing & New Ventures activities also include identifying commercial opportunities to further develop other Pembina assets, to optimize Pembina's existing rights to services provided by other parties, and to develop value chain extending projects. Pembina's Marketing business also includes sales of products from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, as included in the internal management reports that are reviewed by Pembina's CEO, CFO and other Officers. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Inter-segment transactions are recorded at market value and eliminated under corporate and inter-segment eliminations.

For the year ended December 31, 2025	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,316	357	4,059	46	7,778
Inter-segment revenue	205	871	6	(1,082)	—
Total revenue(3)	3,521	1,228	4,065	(1,036)	7,778
Operating expenses(4)	804	553	30	(426)	961
Cost of goods sold	51	—	3,524	(674)	2,901
Depreciation and amortization included in gross profit	641	209	71	11	932
Cost of sales	1,496	762	3,625	(1,089)	4,794
Share of profit from equity accounted investees	1	134	74	—	209
Gross profit	2,026	600	514	53	3,193
Depreciation included in general and administrative	2	—	—	53	55
Other general and administrative(4)	82	23	45	272	422
Other (income) expense	(5)	2	3	20	20
(Gain) loss on disposal of assets	(18)	—	1	(96)	(113)
Results from operating activities	1,965	575	465	(196)	2,809
Net finance costs	27	13	8	554	602
Earnings (loss) before tax	1,938	562	457	(750)	2,207
Income tax expense	—	—	—	—	513
Earnings (loss)	1,938	562	457	(750)	1,694
Capital expenditures	362	376	20	26	784
Contributions to equity accounted investees	—	243	168	—	411

For the year ended December 31, 2024	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,185	358	3,796	45	7,384
Inter-segment revenue	201	769	—	(970)	—
Total revenue(3)	3,386	1,127	3,796	(925)	7,384
Operating expenses(4)	832	474	25	(355)	976
Cost of goods sold	40	—	3,198	(630)	2,608
Depreciation and amortization included in gross profit	557	183	64	8	812
Cost of sales	1,429	657	3,287	(977)	4,396
Share of profit from equity accounted investees	42	231	55	—	328
Gross profit	1,999	701	564	52	3,316
Depreciation included in general and administrative	3	—	—	47	50
Other general and administrative(4)	65	23	48	258	394
Other expense (income)	13	3	(55)	35	(4)
Gain on disposal of assets	(13)	(1)	(7)	—	(21)
Loss on acquisition	—	—	—	616	616
Results from operating activities	1,931	676	578	(904)	2,281
Net finance costs	24	10	9	518	561
Earnings (loss) before tax	1,907	666	569	(1,422)	1,720
Income tax recovery	—	—	—	—	(154)
Earnings (loss)	1,907	666	569	(1,422)	1,874
Capital expenditures	539	345	30	41	955
Contributions to equity accounted investees	5	124	242	—	371
(1)    Pipelines revenue includes $506 million (2024: $501 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $1.1 billion (2024: $845 million) associated with U.S. midstream sales.
(3)    During 2025, one customer accounted for 10 percent or more of total revenues with $849 million reported throughout all segments. During 2024, no customer accounted for 10 percent or more of total gross profit reported throughout all segments.
(4)    Pembina incurred $651 million (2024: $576 million) of employee costs, of which $372 million (2024: $329 million) was recorded in operating expenses and $279 million (2024: $247 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Geographical Information
Non-Current Assets

For the years ended December 31
($ millions)	2025	2024
Canada	27,874	27,701
United States	6,269	6,685
Total non-current assets(1)	34,143	34,386
(1)    Excludes derivative financial instruments and post-employment benefit assets.